United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	LEIFX
B	LEIBX
C	LEICX
F	LFEIX
Institutional	LEISX

Federated Equity Income Fund, Inc.

Fund Established 1986

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Financials	16.1%
Health Care	12.2%
Consumer Discretionary	12.1%
Information Technology	12.1%
Energy	10.0%
Industrials	10.0%
Utilities	8.4%
Consumer Staples	6.9%
Telecommunication Services	4.2%
Materials	3.0%
Cash Equivalents[2]	5.1%
Other Assets and Liabilities — Net[3]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Shares		Value
	COMMON STOCKS – 95.0%
	Consumer Discretionary – 12.1%
53,493	Bob Evans Farms, Inc.	2,168,606
180,415	Comcast Corp., Class A	5,215,798
157,870	Gannett Co., Inc.	2,061,782
69,210	Genuine Parts Co.	4,360,230
92,645	Home Depot, Inc.	4,571,104
80,210	Lowe's Cos., Inc.	2,143,211
192,355	Meredith Corp.	5,691,784
96,610	Omnicom Group, Inc.	4,606,365
143,025	Target Corp.	8,282,578
185,540	Time Warner, Inc.	6,395,564
147,815	Viacom, Inc., Class B	7,055,210
	TOTAL	52,552,232
	Consumer Staples – 6.9%
126,370	Altria Group, Inc.	4,067,850
169,630	Archer-Daniels-Midland Co.	5,407,804
43,380	Kellogg Co.	2,116,076
28,610	Kraft Foods, Inc., Class A	1,094,905
29,355	Lorillard, Inc.	3,628,278
32,135	PepsiCo, Inc.	2,180,360
56,735	Philip Morris International, Inc.	4,794,675
162,970	Reynolds American, Inc.	6,818,665
	TOTAL	30,108,613
	Energy – 10.0%
51,100	Bonavista Energy Corp.	876,198
121,870	Chevron Corp.	11,981,040
209,790	ConocoPhillips	10,942,646
25,000	Crescent Point Energy Corp.	961,660
13,300	Exxon Mobil Corp.	1,045,779
177,665	Marathon Oil Corp.	4,425,635
125,820	Royal Dutch Shell PLC, Class A, ADR	7,823,488
127,135	Seadrill Ltd.	4,251,394
25,440	Vermilion Energy, Inc.	1,070,950
	TOTAL	43,378,790
	Financials – 16.1%
77,558	Ace Ltd.	5,609,770
Semi-Annual Shareholder Report

Shares		Value
36,080	BB&T Corp.	1,090,338
34,115	Chubb Corp.	2,458,668
81,740	Fifth Third Bancorp	1,091,229
225,825	Hartford Financial Services Group, Inc.	3,798,377
171,055	Hospitality Properties Trust	4,021,503
353,500	J.P. Morgan Chase & Co.	11,718,525
140,990	PNC Financial Services Group	8,659,606
163,190	Principal Financial Group	4,007,946
75,360	Prudential Financial, Inc.	3,500,472
318,990	U.S. Bancorp	9,923,779
448,005	Wells Fargo & Co.	14,358,560
	TOTAL	70,238,773
	Health Care – 12.2%
80,050	Abbott Laboratories	4,946,290
33,750	Amgen, Inc.	2,346,300
38,785	Baxter International, Inc.	1,963,297
134,868	Bristol-Myers Squibb Co.	4,496,499
133,050	Eli Lilly & Co.	5,448,398
75,965	GlaxoSmithKline PLC, ADR	3,350,816
69,410	Johnson & Johnson	4,333,266
30,510	Medtronic, Inc.	1,123,988
317,850	Merck & Co., Inc.	11,944,803
536,725	Pfizer, Inc.	11,738,176
35,590	Teva Pharmaceutical Industries Ltd., ADR	1,394,772
	TOTAL	53,086,605
	Industrials – 10.0%
24,050	Caterpillar, Inc.	2,107,261
44,675	Deere & Co.	3,300,142
191,235	Donnelley (R.R.) & Sons Co.	2,057,689
884,470	General Electric Co.	16,884,532
40,260	Honeywell International, Inc.	2,240,872
53,905	Ingersoll-Rand PLC, Class A	2,226,815
63,950	Raytheon Co.	3,217,964
43,040	Union Pacific Corp.	4,794,656
87,305	United Parcel Service, Inc.	6,542,637
	TOTAL	43,372,568
	Information Technology – 12.1%
26,435	Harris Corp.	1,051,584
Semi-Annual Shareholder Report

Shares		Value
61,550	IBM Corp.	11,872,995
331,905	Intel Corp.	8,576,425
378,090	Jabil Circuit, Inc.	7,232,862
174,540	KLA-Tencor Corp.	7,999,168
84,625	Maxim Integrated Products, Inc.	2,129,165
149,425	Microsoft Corp.	4,361,716
92,200	Motorola, Inc.	4,432,976
165,440	Seagate Technology, Inc.	3,876,259
30,675	TE Connectivity Ltd.	963,809
	TOTAL	52,496,959
	Materials – 3.0%
84,500	LyondellBasell Industries NV	3,334,370
64,825	PPG Industries, Inc.	6,705,498
195,030	Worthington Industries, Inc.	3,169,237
	TOTAL	13,209,105
	Telecommunication Services – 4.2%
220,770	AT&T Inc.	7,543,711
193,175	Deutsche Telekom AG, Class REG	1,906,274
54,045	Verizon Communications, Inc.	2,250,434
254,165	Vodafone Group PLC, ADR	6,809,080
	TOTAL	18,509,499
	Utilities – 8.4%
41,100	Ameren Corp.	1,327,941
85,930	American Electric Power Co., Inc.	3,309,164
156,340	CMS Energy Corp.	3,642,722
60,945	DTE Energy Co.	3,463,504
190,300	Huaneng Power International, Inc., Class N, ADR	4,768,918
81,695	Integrys Energy Group, Inc.	4,419,699
162,800	National Grid PLC, ADR	8,187,212
114,635	Pepco Holdings, Inc.	2,184,943
23,510	Pinnacle West Capital Corp.	1,160,924
74,025	Public Service Enterprises Group, Inc.	2,308,840
96,225	SSE PLC, ADR	1,988,009
	TOTAL	36,761,876
	TOTAL COMMON STOCKS (IDENTIFIED COST $364,434,197)	413,715,020
Semi-Annual Shareholder Report

Shares			Value
		MUTUAL FUND – 5.1%
22,001,364	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	22,001,364
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $386,435,561)[3]	435,716,384
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[4]	(463,559)
		TOTAL NET ASSETS — 100%	$435,252,825
1	Affiliated holding.
2	7-Day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$355,279,034	$ —	$ —	$355,279,034
International	56,529,712	1,906,274	—	58,435,986
Mutual Fund	22,001,364	—	—	22,001,364
TOTAL SECURITIES	$433,810,110	$1,906,274	$ —	$435,716,384

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.54	$15.95	$15.70	$13.94	$21.38	$21.17
Income From Investment Operations:
Net investment income	0.26[1]	0.52[1]	0.45[1]	0.47[1]	0.54	0.52
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	0.41	1.58	0.28	1.74	(6.76)	0.30
TOTAL FROM INVESTMENT OPERATIONS	0.67	2.10	0.73	2.21	(6.22)	0.82
Less Distributions:
Distributions from net investment income	(0.26)	(0.51)	(0.48)	(0.45)	(0.58)	(0.61)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)	—
Return of capital[2]	—	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.26)	(0.51)	(0.48)	(0.45)	(1.23)	(0.61)
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	—
Net Asset Value, End of Period	$17.95	$17.54	$15.95	$15.70	$13.94	$21.38
Total Return[4]	3.78%	13.28%	4.80%	16.31%	(30.59)%[3]	3.87%
Ratios to Average Net Assets:
Net expenses	1.13%[5]	1.13%[6]	1.13%[6]	1.13%[6]	1.13%[6]	1.11%[6]
Net investment income	2.83%[5]	2.98%	2.87%	3.39%	2.91%	2.36%
Expense waiver/reimbursement[7]	0.04%[5]	0.09%	0.10%	0.14%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$347,219	$344,681	$351,449	$458,581	$479,742	$778,882
Portfolio turnover	44%	123%	109%	118%	121%	101%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13%, 1.12%, 1.09%, 1.12%, and 1.10%, for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.52	$15.93	$15.68	$13.92	$21.35	$21.16
Income From Investment Operations:
Net investment income	0.19[1]	0.37[1]	0.32[1]	0.35[1]	0.42	0.38
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	0.40	1.59	0.29	1.74	(6.77)	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.59	1.96	0.61	2.09	(6.35)	0.63
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.36)	(0.33)	(0.44)	(0.44)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)	—
Return of capital[2]	—	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.37)	(0.36)	(0.33)	(1.09)	(0.44)
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	—
Net Asset Value, End of Period	$17.92	$17.52	$15.93	$15.68	$13.92	$21.35
Total Return[4]	3.32%	12.37%	3.97%	15.34%	(31.14)%[3]	2.99%
Ratios to Average Net Assets:
Net expenses	1.92%[5]	1.96%[6]	1.96%[6]	1.98%[6]	1.90%[6]	1.87%[6]
Net investment income	2.06%[5]	2.14%	2.04%	2.54%	2.09%	1.58%
Expense waiver/reimbursement[7]	0.01%[5]	0.01%	0.02%	0.04%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,915	$24,097	$27,521	$37,337	$59,106	$159,076
Portfolio turnover	44%	123%	109%	118%	121%	101%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94%, 1.89%, and 1.86%, for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.54	$15.95	$15.70	$13.93	$21.37	$21.18
Income From Investment Operations:
Net investment income	0.19[1]	0.38[1]	0.33[1]	0.35[1]	0.39	0.36
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	0.40	1.58	0.28	1.75	(6.75)	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.59	1.96	0.61	2.10	(6.36)	0.64
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.36)	(0.33)	(0.44)	(0.45)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)	—
Return of capital[2]	—	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.37)	(0.36)	(0.33)	(1.09)	(0.45)
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	—
Net Asset Value, End of Period	$17.94	$17.54	$15.95	$15.70	$13.93	$21.37
Total Return[4]	3.32%	12.35%	3.97%	15.41%	(31.15)%[3]	2.99%
Ratios to Average Net Assets:
Net expenses	1.92%[5]	1.96%[6]	1.96%[6]	1.98%[6]	1.89%[6]	1.86%[6]
Net investment income	2.07%[5]	2.15%	2.08%	2.54%	2.14%	1.61%
Expense waiver/reimbursement[7]	0.01%[5]	0.01%	0.02%	0.04%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,501	$33,111	$33,660	$37,621	$37,333	$68,742
Portfolio turnover	44%	123%	109%	118%	121%	101%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94%, 1.88%, and 1.85%, for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.56	$15.96	$15.71	$13.95	$21.39	$21.19
Income From Investment Operations:
Net investment income	0.24[1]	0.47[1]	0.41[1]	0.42[1]	0.49	0.48
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	0.39	1.59	0.27	1.74	(6.75)	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.63	2.06	0.68	2.16	(6.26)	0.76
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.43)	(0.40)	(0.54)	(0.56)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)	—
Return of capital[2]	—	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.23)	(0.46)	(0.43)	(0.40)	(1.19)	(0.56)
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	—
Net Asset Value, End of Period	$17.96	$17.56	$15.96	$15.71	$13.95	$21.39
Total Return[4]	3.57%	12.97%	4.45%	15.90%	(30.76)%[3]	3.56%
Ratios to Average Net Assets:
Net expenses	1.42%[5]	1.46%[6]	1.46%[6]	1.48%[6]	1.39%[6]	1.36%[6]
Net investment income	2.56%[5]	2.67%	2.58%	3.04%	2.65%	2.09%
Expense waiver/reimbursement[7]	0.01%[5]	0.01%	0.02%	0.04%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,594	$23,396	$22,586	$24,172	$22,615	$38,005
Portfolio turnover	44%	123%	109%	118%	121%	101%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.45%, 1.45%, 1.44%, 1.38%, and 1.35%, for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 5/31/2012[1]
Net Asset Value, Beginning of Period	$19.38
Income From Investment Operations:
Net investment income	0.16[2]
Net realized and unrealized loss on investments and foreign currency transactions	(1.50)
TOTAL FROM INVESTMENT OPERATIONS	(1.34)
Less Distributions:
Distributions from net investment income	(0.10)
Net Asset Value, End of Period	$17.94
Total Return[3]	(6.93)%
Ratios to Average Net Assets:
Net expenses	0.89%[4]
Net investment income	5.02%[4]
Expense waiver/reimbursement[5]	0.03%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,024
Portfolio turnover	44%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at Fund level. Percentage indicated was calculated for the six months ended May 31, 2012.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $22,001,364 of investment in an affiliated holding (Note 5) (identified cost $386,435,561)		$435,716,384
Cash denominated in foreign currencies (identified cost $169,241)		167,252
Income receivable		2,619,921
Receivable for investments sold		1,719,976
Receivable for shares sold		364,738
TOTAL ASSETS		440,588,271
Liabilities:
Payable for investments purchased	$4,279,282
Payable for shares redeemed	728,284
Payable to adviser (Note 5)	1,478
Payable for Directors'/Trustees' fees	1,979
Payable for distribution services fee (Note 5)	45,942
Payable for shareholder services fee (Note 5)	93,449
Accrued expenses	185,032
TOTAL LIABILITIES		5,335,446
Net assets for 24,251,658 shares outstanding		$435,252,825
Net Assets Consist of:
Paid-in capital		$533,618,614
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		49,278,177
Accumulated net realized loss on investments, written options and foreign currency transactions		(148,327,112)
Undistributed net investment income		683,146
TOTAL NET ASSETS		$435,252,825
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($347,219,490 ÷ 19,344,878 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.95
Offering price per share (100/94.50 of $17.95)	$18.99
Redemption proceeds per share	$17.95
Class B Shares:
Net asset value per share ($25,914,659 ÷ 1,445,924 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.92
Offering price per share	$17.92
Redemption proceeds per share (94.50/100 of $17.92)	$16.93
Class C Shares:
Net asset value per share ($36,500,867 ÷ 2,034,504 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.94
Offering price per share	$17.94
Redemption proceeds per share (99.00/100 of $17.94)	$17.76
Class F Shares:
Net asset value per share ($24,594,090 ÷ 1,369,299 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.96
Offering price per share (100/99.00 of $17.96)	$18.14
Redemption proceeds per share (99.00/100 of $17.96)	$17.78
Institutional Shares:
Net asset value per share ($1,023,719 ÷ 57,053 shares outstanding), no par value, 500,000,000 shares authorized	$17.94
Offering price per share	$17.94
Redemption proceeds per share	$17.94

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $6,767 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $201,018)			$8,951,332
Expenses:
Investment adviser fee (Note 5)		$1,352,586
Administrative fee (Note 5)		175,722
Custodian fees		11,259
Transfer and dividend disbursing agent fees and expenses		381,259
Directors'/Trustees' fees		5,603
Auditing fees		13,699
Legal fees		8,190
Portfolio accounting fees		61,787
Distribution services fee (Note 5)		268,012
Shareholder services fee (Note 5)		555,993
Account administration fee (Note 2)		3,580
Share registration costs		31,707
Printing and postage		31,913
Insurance premiums		2,132
Taxes		16,187
Miscellaneous		6,892
TOTAL EXPENSES		2,926,521
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(19,692)
Waiver of administrative fee	(4,169)
Reimbursement of shareholder services fee	(61,058)
TOTAL WAIVERS AND REIMBURSEMENTS		(84,919)
Net expenses			2,841,602
Net investment income			6,109,730
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(785,469)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			10,204,873
Net realized and unrealized gain on investments and foreign currency transactions			9,419,404
Change in net assets resulting from operations			$15,529,134

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,109,730	$12,708,119
Net realized gain (loss) on investments and foreign currency transactions	(785,469)	48,504,010
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	10,204,873	(5,434,999)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,529,134	55,777,130
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,028,150)	(10,543,188)
Class B Shares	(262,337)	(566,298)
Class C Shares	(370,266)	(730,148)
Class F Shares	(312,746)	(633,967)
Institutional Shares	(5,374)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,978,873)	(12,473,601)
Share Transactions:
Proceeds from sale of shares	35,540,574	39,367,647
Net asset value of shares issued to shareholders in payment of distributions declared	5,418,806	11,159,998
Cost of shares redeemed	(40,542,110)	(103,762,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	417,270	(53,234,984)
Change in net assets	9,967,531	(9,931,455)
Net Assets:
Beginning of period	425,285,294	435,216,749
End of period (including undistributed net investment income of $683,146 and $552,289, respectively)	$435,252,825	$425,285,294

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.

Effective March 30, 2012, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair Semi-Annual Shareholder Report value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$3,469
Class C Shares	111
TOTAL	$3,580

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Option Contracts

The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Semi-Annual Shareholder Report

Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The average notional amount of purchased call options held by the Fund throughout the period was $2,390. This is based on amounts held as of each month-end throughout the period.

As of May 31, 2012, the Fund had no option contracts outstanding.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Options Purchased
Foreign exchange contracts	$(690,547)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Options Purchased
Foreign exchange contracts	$674,567

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,071,868	$20,188,804	1,501,125	$26,203,207
Shares issued to shareholders in payment of distributions declared	247,286	4,578,650	549,072	9,479,858
Shares redeemed	(1,620,809)	(30,116,116)	(4,434,452)	(77,498,775)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(301,655)	$(5,348,662)	(2,384,255)	$(41,815,710)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	328,729	$6,098,340	331,663	$5,779,461
Shares issued to shareholders in payment of distributions declared	13,266	244,505	30,641	527,852
Shares redeemed	(271,516)	(5,057,428)	(714,515)	(12,394,712)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	70,479	$1,285,417	(352,211)	$(6,087,399)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	327,766	$6,087,952	274,963	$4,761,100
Shares issued to shareholders in payment of distributions declared	17,108	315,776	35,239	606,668
Shares redeemed	(198,502)	(3,711,838)	(533,052)	(9,271,879)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	146,372	$2,691,890	(222,850)	$(3,904,111)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	110,223	$2,074,310	149,739	$2,623,879
Shares issued to shareholders in payment of distributions declared	14,834	274,618	31,601	545,620
Shares redeemed	(88,442)	(1,644,918)	(263,583)	(4,597,263)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	36,615	$704,010	(82,243)	$(1,427,764)
	Period Ended 5/31/2012[1]		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,394	$1,091,168	—	$ —
Shares issued to shareholders in payment of distributions declared	287	5,257	—	—
Shares redeemed	(628)	(11,810)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	57,053	$1,084,615	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,864	$417,270	(3,041,559)	$(53,234,984)

1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At May 31, 2012, the cost of investments for federal tax purposes was $386,435,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $49,280,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,924,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,643,991.

At November 30, 2011, the Fund had a capital loss carryforward of $145,650,325 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$37,015,419	NA	$37,015,419
2017	$108,634,906	NA	$108,634,906

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $16,168 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,169 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$98,033
Class C Shares	138,688
Class F Shares	31,291
TOTAL	$268,012

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $65,569 of fees paid by the Fund. For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $20,297 in sales charges from the sale of Class A Shares. FSC also retained $10,757 of CDSC relating to redemptions of Class B Shares, $3,459 relating to redemptions of Class C Shares and $2,291 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$446,136	$(61,058)
Class B Shares	32,678	—
Class C Shares	46,118	—
Class F Shares	31,061	—
TOTAL	$555,993	$(61,058)

For the six months ended May 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.13%, 1.89%, 1.89%, 1.39% and 0.89%, respectively, (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) April 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $3,524. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	2,346,999
Purchases/Additions	77,002,558
Sales/Reductions	57,348,193
Balance of Shares Held 5/31/2012	22,001,364
Value	$22,001,364
Dividend Income	$6,767

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$194,858,633
Sales	$213,558,957

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,037.80	$5.76
Class B Shares	$1,000	$1,033.20	$9.76
Class C Shares	$1,000	$1,033.20	$9.76
Class F Shares	$1,000	$1,035.70	$7.23
Institutional Shares	$1,000	$930.70	$1.48[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.70
Class B Shares	$1,000	$1,015.40	$9.67
Class C Shares	$1,000	$1,015.40	$9.67
Class F Shares	$1,000	$1,017.90	$7.16
Institutional Shares	$1,000	$1,020.55	$4.50[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.13%
Class B Shares	1.92%
Class C Shares	1.92%
Class F Shares	1.42%
Institutional Shares	0.89%
2	“Actual” expense information for the Fund's Institutional Shares is for the period from March 30, 2012 (date of initial investment) to May 31, 2012. Actual expenses are equal to the Fund's annualized net expense ratio of 0.89%, multiplied by 63/366 (to reflect the period from initial investment to May 31, 2012). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Equity Income Fund, Inc. (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915506

8110102 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012